Liability in Respect of Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Liability In Respect of Warrants [Abstract]
Schedule of Financial Measured at Fair Value on a Recurring Basis

The Company’s financial measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	Level 2
	December 31,
	2024	2023
	U.S. dollars in thousands
Liability in respect of warrants	$-	$1,412

	$-	$1,412

Schedule of Fair Value of the Warrants

The fair value of the warrants, as of it’s the date of reclassification to equity, was determined by the management using the assistance of external appraiser and by using the Black-Scholes option pricing model and the following inputs:

June 26, 2024
Financial liabilities:
Expected volatility (%)	86.56-92.52
Share price (in $)	0.85
Risk-free interest rate (%)	4.44-4.40
Expected life (years)	3.98-5.30
Dividend yield (%)	-

The fair value of the warrants was determined by the management using the assistance of external appraiser and by using Black-Scholes option pricing model and the following inputs:

December 31, 2023
Financial liabilities:
Expected volatility (%)	93.91
Share price (in $)	0.785
Risk-free interest rate (%)	3.90
Expected life (years)	4.47
Dividend yield (%)	-

Schedule of the Movement in Warrant Liability

The following table summarizes the movement in warrant liability during the year ended December 31, 2023 and December 31, 2024:

U.S. dollars in thousands

Balance as at January 1, 2023	$-
Recognition of liability in respect to warrants at the initial date	3,603
Revaluation of liability in respect to warrants	(2,191)
Balance as at December 31, 2023	$1,412
Revaluation of liability in respect to warrants through finance expanse	(46)
Revaluation of liability in respect to warrants through equity	329
Reclassification of warrants into equity	(1,695)
Balance as at December 31, 2024	-